UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2003

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report
 and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, November 13, 2003

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

      No. 13F File Number	Name

FORM 13F 30-Sep-03
Value Shares/ Sh/PutInvstmt Other
Name of Issuer Title ofCUSIP (x$1000)Prn Amt PrnCal
Dscretn ManagersSole SharedNone
ADVANCED MICRO DEVICES COM 007903107 2833 255000SH Sole 255000
APACHE CORP. COM 037411105 5789 83491SH Sole 83491
ARROW ELECTRONICS INC. COM 042735100 3060 166373SH Sole 166373
ARTHUR J GALLAGHER & CO COM 363576109 212 7500SH Sole 7500
BEAR STEARNS COM 073902108 5962 79700SH Sole 79700
BEMIS COMPANY COM 081437105 5258 118700SH Sole 118700
BORLAND SOFTWARE CORPORATION COM 099849101 368 40000SH Sole 40000 BRINKER INTERNATIONAL INC COM 109641100 5959 178625SH Sole 178625 CENDANT CORP COM 151313103 6609 353610SH Sole 353610
CNF INC COM 12612w104 6288 196200SH Sole 196200
COMERICA INC COM 200340107 6151 132000SH Sole 132000
COMMERCE BANCORP INC/NJ COM 200519106 6013 125500SH Sole 125500 COMPASS BANCSHARES INC COM 20449h109 6197 178600SH Sole 178600
DEERE & CO COM 244199105 4434 83180SH Sole 83180
DEL MONTE FOODS CO. COM 24522p103 7009 804700SH Sole 804700
DENTSPLY INTERNATIONAL INC COM 249030107 6686 149100SH Sole 149100 ENSCO INTERNATIONAL INC COM 26874Q100 5085 189600SH Sole 189600 FIDELITY NATIONAL FINL INC COM 316326107 5946 197812SH Sole 197812 FLEXTRONICS INTL LTD COM Y2573F102 4437 312000SH Sole 312000
FLOWERS FOODS INC. COM 343498101 38808 1702108SH Sole 1702108
IVAX CORP COM 465823102 6771 345475SH Sole 345475
JC PENNY INC. COM 708160106 5407 253000SH Sole 253000
KLA-TENCOR CORP COM 482480100 2606 50500SH Sole 50500
L-3 COMMUNICATIONS HLDGS INC. COM 502424104 5549 128300SH Sole 128300 LAMAR ADVERTISING CO COM 512815101 4366 148200SH Sole 148200
LINCOLN NATIONAL CORP COM 534187109 5418 153150SH Sole 153150
OFFICE DEPOT COM 676220106 5036 358450SH Sole 358450
PARKER HANNIFIN CORP COM 701094104 6397 143100SH Sole 143100
ROCKWELL INTL CORP NEW COM 773903109 6520 248400SH Sole 248400
SAKS INCORPORATED COM 79377w108 4765 413300SH Sole 413300
SCANA CORP COM 80589m102 5870 171400SH Sole 171400
SENSIENT TECHNOLOGIES CORP COM 81725t100 5811 276700SH Sole 276700 SOVEREING BANCORP INC COM 845905108 6124 330144SH Sole 330144 WEATHERFORD INTERNATIONAL COM G95089101 5044 133500SH Sole 133500 WEYERHAEUSER CO. COM 962166104 6247 106880SH Sole 106880
ZIONS BANCORPORATION COM 989701107 6137 109600SH Sole 109600